Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
Related Party Transactions

Note 4. Related Party Transactions

Expense paid on the Company’s behalf

During the three months ended March 31, 2025 and 2024, Mr. Day paid $82,529 and $89,440 of expenses on the Company’s behalf and was repaid $0 and $65,328, respectively. As of March 31, 2025 and December 31, 2024, the balance owed to Mr. Day was $152,877 and $70,348, respectively.

Senior secured notes payable

On May 10, 2024, the Company (the “Grantor”) entered into a secured promissory note payable for $225,000 with Rowland Day (the “Lender”). The note is secured by the assets of the Company and will accrue interest at the rate of 14% per annum. The note is payable on demand. If the Lender does not demand payment, the note matures the earlier of; (i) November 10, 2024, (ii) the closing of a minimum of $500,000 in a subsequent financing of either debt or equity; (iii) a subsequent registration statement with minimum proceeds of one million dollars ($1,000,000) is received by the Company; and /or (iv) a change in control transaction occurs in which the collective ownership of Saul Leal and Holder is reduced to less than fifty percent (50%) or Holder’s ownership is reduced to less than thirty-five percent (35%) (any such date, or transaction shall be the maturity date). If any Event of Default occurs and continues for a period that exceeds ten (10) days, Holder may by written election, elect to either (i) declare the Note immediately due and payable, or (ii) receive 1,000,000 warrants with an exercise price of $0.01 per share which shall have a term of 5 years. In April 2025, the note maturity was extended to July 31, 2025.

On June 12, 2024, the Company (the “Grantor”) entered into a secured promissory note payable for $216,000 with Rowland Day (the “Lender”). The note is secured by the assets of the Company and will accrue interest at the rate of 14% per annum. The note is payable on demand. If the Lender does not demand payment, the note matures the earlier of; (i) December 12, 2024, (ii) the closing of a minimum of $500,000 in a subsequent financing of either debt or equity; (iii) a subsequent registration statement with minimum proceeds of one million dollars ($1,000,000) is received by the Company; and /or (iv) a change in control transaction occurs in which the collective ownership of Saul Leal and Holder is reduced to less than fifty percent (50%) or Holder’s ownership is reduced to less than thirty-five percent (35%) (any such date, or transaction shall be the maturity date). If any Event of Default occurs and continues for a period that exceeds ten (10) days, Holder may by written election, elect to either (i) declare the Note immediately due and payable, or (ii) receive 1,000,000 warrants with an exercise price of $0.01 per share which shall have a term of 5 years. In April 2025, the note maturity was extended to July 31, 2025.

On August 12, 2024, the Company (the “Grantor”) entered into a secured promissory note payable for $80,000 with Rowland Day (the “Lender”). The note is secured by the assets of the Company and will accrue interest at the rate of 14% per annum. The note is payable on demand. If the Lender does not demand payment, the note matures the earlier of; (i) February 12, 2025, (ii) the closing of a minimum of $500,000 in a subsequent financing of either debt or equity; (iii) a subsequent registration statement with minimum proceeds of one million dollars ($1,000,000) is received by the Company; and /or (iv) a change in control transaction occurs in which the collective ownership of Saul Leal and Holder is reduced to less than fifty percent (50%) or Holder’s ownership is reduced to less than thirty-five percent (35%) (any such date, or transaction shall be the maturity date) . If any Event of Default occurs and continues for a period that exceeds ten (10) days, Holder may by written election, elect to either (i) declare the Note immediately due and payable, or (ii) receive 1,000,000 warrants with an exercise price of $0.01 per share which shall have a term of 5 years. In April 2025, the note maturity was extended to July 31, 2025.

On August 27, 2024, the Company (the “Grantor”) entered into a secured promissory note payable for $5,000 with Rowland Day (the “Lender”). The note is secured by the assets of the Company and will accrue interest at the rate of 14% per annum. The note is payable on demand. If the Lender does not demand payment, the note matures on October 31, 2024. In April 2025, the note maturity was extended to July 31, 2025.

On September 26, 2024, the Company (the “Grantor”) entered into a secured promissory note payable for $23,000 with Rowland Day (the “Lender”). The note is secured by the assets of the Company and will accrue interest at the rate of 14% per annum. The note is payable on demand. If the Lender does not demand payment, the note matures the earlier of; (i) March 26, 2025, (ii) the closing of a minimum of $500,000 in a subsequent financing of either debt or equity; (iii) a subsequent registration statement with minimum proceeds of one million dollars ($1,000,000) is received by the Company; and /or (iv) a change in control transaction occurs in which the collective ownership of Saul Leal and Holder is reduced to less than fifty percent (50%) or Holder’s ownership is reduced to less than thirty-five percent (35%) (any such date, or transaction shall be the maturity date) . If any Event of Default occurs and continues for a period that exceeds ten (10) days, Holder may by written election, elect to either (i) declare the Note immediately due and payable, or (ii) receive 1,000,000 warrants with an exercise price of $0.01 per share which shall have a term of 5 years. In April 2025, the note maturity was extended to July 31, 2025.

On October 14, 2024, the Company (the “Grantor”) entered into a secured promissory note payable for $80,000 with Rowland Day (the “Lender”). The note is secured by the assets of the Company and will accrue interest at the rate of 14% per annum. The note is payable on demand. If the Lender does not demand payment, the note matures the earlier of; (i) November 13, 2024, (ii) the closing of a minimum of $500,000 in a subsequent financing of either debt or equity; (iii) a subsequent registration statement with minimum proceeds of one million dollars ($1,000,000) is received by the Company; and /or (iv) a change in control transaction occurs in which the collective ownership of Saul Leal and Holder is reduced to less than fifty percent (50%) or Holder’s ownership is reduced to less than thirty-five percent (35%) (any such date, or transaction shall be the maturity date) . If any Event of Default occurs and continues for a period that exceeds ten (10) days, Holder may by written election, elect to either (i) declare the Note immediately due and payable, or (ii) receive 1,000,000 warrants with an exercise price of $0.01 per share which shall have a term of 5 years. In April 2025, the note maturity was extended to July 31, 2025.

On January 28, 2025, the Company (the “Grantor”) entered into a secured promissory note payable for $6,000 with Rowland Day (the “Lender”). The note is secured by the assets of the Company and will accrue interest at the rate of 14% per annum. The note is payable on demand. If the Lender does not demand payment, the note matures on February 28, 2025. During the period ended March 31, 2025, the Company paid $6,000 of the secured promissory note principal.

On March 21, 2025, the Company (the “Grantor”) entered into a secured promissory note payable for $3,000 with Rowland Day (the “Lender”). The note is secured by the assets of the Company and will accrue interest at the rate of 14% per annum. The note is payable on demand. If the Lender does not demand payment, the note matures on April 21, 2025. Subsequent to the period ended March 31, 2025, the Company paid $3,000 of the secured promissory note principal.

For all of the secured promissory notes payable with the Lender, to secure the prompt and complete payment of all secured obligations, for value received and pursuant to the notes, the Grantor hereby grants, assigns and transfers to the Lender a security interest in and to all of the Grantor’s assets. At the time any Collateral becomes subject to a security interest of the Lender hereunder, unless the Lender shall otherwise consent, the Grantor shall be deemed to have represented and warranted that (a) the Grantor is the lawful owner of such Collateral or has the power to transfer the Collateral and have the right and authority to subject the same to the security interest of the Lender.

As of March 31, 2025, the related party senior secured promissory notes payable principal balance was $546,515 with accrued interest of $63,162. As of December 31, 2024, the related party senior secured promissory notes payable principal balance was $543,515 with accrued interest of $43,853.

Convertible notes payable

During the period ended March 31, 2025, the Company issued 0% interest convertible notes payable to four related parties in exchange for $250,000. The convertible notes mature six months following that date of issuance and do not accrue interest. The notes are convertible into common shares as follows: (i) on the next equity financing conversion: the principal balance on each note will convert into shares upon the closing of the next equity financing. The number of conversion shares the Company issues upon such conversion will equal the quotient obtained by dividing (x) the outstanding principal balance under each converting note on the closing date of the next equity financing by (y) the applicable conversion price of the product of (x) 100% less the discount of 25% and (y) the lowest per share purchase price of the equity securities issued in the next equity financing; and/or (ii) corporate transaction conversion: at the closing of a major corporate transaction, the note will convert into that number of conversion shares equal to the quotient obtained by dividing (x) the outstanding principal balance of such note on the closing of such corporate transaction by (y) the applicable conversion price of the product of (x) 100% less the discount of 25% and (y) the volume weighted average trading price on the date that is ten days immediately prior to the closing date of the corporate transaction; and/or (iii) at any time on or after the maturity date, each note will convert into that number of conversion shares equal to the quotient obtained by dividing (x) the outstanding principal balance of the note on the date of such conversion by (y) the applicable conversion price of the product of (x) 100% less the discount of 25% and (y) the volume weighted average trading price on the date that is ten days immediately prior to the maturity date.

The Company evaluated the conversion feature and determined that no embedded derivative liability existed on the issuance dates of the convertible notes. As of March 31, 2025, the convertible notes payable principal balance was $250,000.

On Accrued salary and interest

As of March 31, 2025, the accrued related party salary and accrued interest expense was $414,500 and $28,333, respectively. As of December 31, 2024, the accrued related party salary and accrued interest expense was $364,500 and $23,121, respectively.

Note 5. Related Party Transactions

Advances, related party

During the year ended December 31, 2024, Mr. Day advanced the Company $72,000 and was repaid $72,000. The advances are unsecured, non-interest bearing and are payable on demand. As of December 31, 2024, the related party advances balance owed to Mr. Day was $0.

Expense paid on the Company’s behalf

During the year ending December 31, 2024, the CFO and CEO paid $316,519 and $8,862 of expenses on the Company’s behalf and was repaid $266,235 and $8,862, respectively. During the year ending December 31, 2023, the CFO paid $469,952 of expenses on the Company’s behalf and was repaid $479,425. As of December 31, 2024 and 2023, the balance owed to Mr. Day was $54,621 and $4,337, respectively.

Founder note

Rowland Day, the Company’s prior CEO, agreed to provide the necessary working capital for the Company’s business. At the end of each calendar quarter the convertible promissory note is adjusted based upon the funds provided. The convertible promissory note bears interest at 5% and is convertible into Series B-1 Preferred Stock at the rate of $0.10 per share. During the years ended December 31, 2024 and 2023, the Company recorded imputed interest expense of $5,625 and $6,660, respectively. On October 1, 2023, Mr. Day agreed to waive the convertible feature on the note payable. During the year ended December 31, 2024, the Company paid $221,990 of the related party principal and the accrued interest of $42,525. As of December 31, 2024, the related party note payable principal balance was $0 and the related accrued interest was $0. As of December 31, 2023, the note payable, related party principal balance was $221,990, with accrued interest of $33,299.

Common and Series B-1 Preferred stock issuances

On May 2, 2023, the Board approved an addendum to the Share Exchange Agreement previously entered into on August 1, 2022, between the Company, Metalanguage, and Saul Leal. The Addendum provided for the additional issuance of 1,772,800 shares of common stock and 2,946,074 shares of Series B-1 Preferred Stock to Saul Leal, as stock-based compensation. The shares of common stock were valued at $0.075, the closing price of the Company’s common stock on May 2, 2023. The 2,946,074 shares of Series B-1 Preferred Stock issued to Mr. Leal pursuant to the Addendum were valued at $2,085,762.

Accrued salary and interest

On October 1, 2023, the Company and Mr. Day entered into a settlement and general release agreement. Per the agreement, Mr. Day agreed to settle all accrued salary and interest for service provided prior to the September 1, 2022. As a result, the Company recorded the settlement of $351,459 as a contribution to capital during the year ended December 31, 2023. As of December 31, 2024, the accrued related party salary and accrued interest expense was $364,500 and $23,121. As of December 31, 2023, the accrued related party salary and accrued interest expense was $230,000 and $13,377.

Senior secured notes payable

On May 10, 2024, the Company (the “Grantor”) entered into a secured promissory note payable for $225,000 with Rowland Day (the “Lender”). The note is secured by the assets of the Company and will accrue interest at the rate of 14% per annum. The note is payable on demand. If the Lender does not demand payment, the note matures the earlier of; (i) November 10, 2024, (ii) the closing of a minimum of $500,000 in a subsequent financing of either debt or equity; (iii) a subsequent registration statement with minimum proceeds of one million dollars ($1,000,000) is received by the Company; and /or (iv) a change in control transaction occurs in which the collective ownership of Saul Leal and Holder is reduced to less than fifty percent (50%) or Holder’s ownership is reduced to less than thirty-five percent (35%) (any such date, or transaction shall be the maturity date). If any Event of Default occurs and continues for a period that exceeds ten (10) days, Holder may by written election, elect to either (i) declare the Note immediately due and payable, or (ii) receive 1,000,000 warrants with an exercise price of $0.01 per share which shall have a term of 5 years. During the year ended December 31, 2024, the Company paid $85,485 of the secured promissory note principal. On February 25, 2025, the note maturity was extended to April 11, 2025.

On June 12, 2024, the Company (the “Grantor”) entered into a secured promissory note payable for $216,000 with Rowland Day (the “Lender”). The note is secured by the assets of the Company and will accrue interest at the rate of 14% per annum. The note is payable on demand. If the Lender does not demand payment, the note matures the earlier of; (i) December 12, 2024, (ii) the closing of a minimum of $500,000 in a subsequent financing of either debt or equity; (iii) a subsequent registration statement with minimum proceeds of one million dollars ($1,000,000) is received by the Company; and /or (iv) a change in control transaction occurs in which the collective ownership of Saul Leal and Holder is reduced to less than fifty percent (50%) or Holder’s ownership is reduced to less than thirty-five percent (35%) (any such date, or transaction shall be the maturity date). If any Event of Default occurs and continues for a period that exceeds ten (10) days, Holder may by written election, elect to either (i) declare the Note immediately due and payable, or (ii) receive 1,000,000 warrants with an exercise price of $0.01 per share which shall have a term of 5 years. On February 25, 2025, the note maturity was extended to April 11, 2025.

On August 12, 2024, the Company (the “Grantor”) entered into a secured promissory note payable for $80,000 with Rowland Day (the “Lender”). The note is secured by the assets of the Company and will accrue interest at the rate of 14% per annum. The note is payable on demand. If the Lender does not demand payment, the note matures the earlier of; (i) February 12, 2025, (ii) the closing of a minimum of $500,000 in a subsequent financing of either debt or equity; (iii) a subsequent registration statement with minimum proceeds of one million dollars ($1,000,000) is received by the Company; and /or (iv) a change in control transaction occurs in which the collective ownership of Saul Leal and Holder is reduced to less than fifty percent (50%) or Holder’s ownership is reduced to less than thirty-five percent (35%) (any such date, or transaction shall be the maturity date) . If any Event of Default occurs and continues for a period that exceeds ten (10) days, Holder may by written election, elect to either (i) declare the Note immediately due and payable, or (ii) receive 1,000,000 warrants with an exercise price of $0.01 per share which shall have a term of 5 years. On February 25, 2025, the note maturity was extended to April 11, 2025.

On August 27, 2024, the Company (the “Grantor”) entered into a secured promissory note payable for $5,000 with Rowland Day (the “Lender”). The note is secured by the assets of the Company and will accrue interest at the rate of 14% per annum. The note is payable on demand. If the Lender does not demand payment, the note matures on October 31, 2024. On February 25, 2025, the note maturity was extended to April 11, 2025.

On September 26, 2024, the Company (the “Grantor”) entered into a secured promissory note payable for $23,000 with Rowland Day (the “Lender”). The note is secured by the assets of the Company and will accrue interest at the rate of 14% per annum. The note is payable on demand. If the Lender does not demand payment, the note matures the earlier of; (i) March 26, 2025, (ii) the closing of a minimum of $500,000 in a subsequent financing of either debt or equity; (iii) a subsequent registration statement with minimum proceeds of one million dollars ($1,000,000) is received by the Company; and /or (iv) a change in control transaction occurs in which the collective ownership of Saul Leal and Holder is reduced to less than fifty percent (50%) or Holder’s ownership is reduced to less than thirty-five percent (35%) (any such date, or transaction shall be the maturity date) . If any Event of Default occurs and continues for a period that exceeds ten (10) days, Holder may by written election, elect to either (i) declare the Note immediately due and payable, or (ii) receive 1,000,000 warrants with an exercise price of $0.01 per share which shall have a term of 5 years. On February 25, 2025, the note maturity was extended to April 11, 2025.

On October 14, 2024, the Company (the “Grantor”) entered into a secured promissory note payable for $80,000 with Rowland Day (the “Lender”). The note is secured by the assets of the Company and will accrue interest at the rate of 14% per annum. The note is payable on demand. If the Lender does not demand payment, the note matures the earlier of; (i) November 13, 2024, (ii) the closing of a minimum of $500,000 in a subsequent financing of either debt or equity; (iii) a subsequent registration statement with minimum proceeds of one million dollars ($1,000,000) is received by the Company; and /or (iv) a change in control transaction occurs in which the collective ownership of Saul Leal and Holder is reduced to less than fifty percent (50%) or Holder’s ownership is reduced to less than thirty-five percent (35%) (any such date, or transaction shall be the maturity date) . If any Event of Default occurs and continues for a period that exceeds ten (10) days, Holder may by written election, elect to either (i) declare the Note immediately due and payable, or (ii) receive 1,000,000 warrants with an exercise price of $0.01 per share which shall have a term of 5 years. On February 25, 2025, the note maturity was extended to April 11, 2025.

On November 26, 2024, the Company (the “Grantor”) entered into a secured promissory note payable for $14,000 with Rowland Day (the “Lender”). The note is secured by the assets of the Company and will accrue interest at the rate of 14% per annum. The note is payable on demand. If the Lender does not demand payment, the note matures on January 31, 2025. During the year ended December 31, 2024, the Company paid $14,000 of the secured promissory note principal.

For all of the secured promissory notes payable with the Lender, to secure the prompt and complete payment of all secured obligations, for value received and pursuant to the notes, the Grantor hereby grants, assigns and transfers to the Lender a security interest in and to all of the Grantor’s assets. At the time any Collateral becomes subject to a security interest of the Lender hereunder, unless the Lender shall otherwise consent, the Grantor shall be deemed to have represented and warranted that (a) the Grantor is the lawful owner of such Collateral or has the power to transfer the Collateral and have the right and authority to subject the same to the security interest of the Lender.

As of December 31, 2024, the related party senior secured promissory notes payable principal balance was $543,515 with accrued interest of $43,853.